Prepayments	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Prepayments
12	Prepayment s

	As at 31 March 2021	As at 31 March 2020
Non-current
Prepaid expenses	679	1,205

Total	679	1,205

Current
Prepaid expenses	592	849

	592	849